Financial and capital risks management (Fair value disclosures) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial and capital risks management [line items]
Liabilities	¥ 288,974,907	¥ 212,653,002	[1]
Long-term loans [member]
Financial and capital risks management [line items]
Liabilities	125,130,000	74,550,000
Long-term bonds [member]
Financial and capital risks management [line items]
Liabilities	19,990,000	15,480,000
At fair value [member]
Financial and capital risks management [line items]
Liabilities	210,664	334,738
At fair value [member] | Long-term loans [member]
Financial and capital risks management [line items]
Liabilities	125,000,000	74,480,000
At fair value [member] | Long-term bonds [member]
Financial and capital risks management [line items]
Liabilities	¥ 19,810,000	¥ 15,710,000

[1]	Restated. The Company completed the acquisition of equity interests of four companies from Huaneng Group, see Note 40 for details. As the acquisition is a business combination under common control, the transaction is accounted for under merger accounting method under PRC GAAP. The assets and liabilities acquired in business combinations are measured at the carrying amounts of the acquirees in the consolidated financial statements of the ultimate controlling party on the acquisition date. The operating results for all periods presented are retrospectively restated as if the current structure and operations resulting from the acquisition had been in existence from the date when the acquirees first became under the control of the same ultimate controlling party. Therefore the relevant comparative figures in the segment information were restated under PRC GAAP while the acquisition is accounted for using acquisition method under IFRS.